UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [ ]; Amendment No.:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Rho Management Company, Inc.
Address: 152 West 57th Street
         23rd Floor
         New York, New York 10019

13F File Number:  28-5883

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter E. Kalkanis

Title:  Chief Financial Officer

Phone:  212-751-6677


/s/ Peter E. Kalkanis      New York, New York   Dated:  May 15, 2001



Report Type (Check only one.):

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                            FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     30

Form 13F Information Table Value Total:     $286,776
                                           (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



       NONE




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                                                  FORM 13F INFORMATION TABLE




                                                        Value     Shares/   Sh/   Put/  Invstmt   Other     Voting Authority
    Name of Issuer     Title of Class      CUSIP      (x$1000)    PrnAmt    Prn   Call  Discretn  Managers   Sole  Shared None






3-DIM. PHARMACEUTICALS       COM     88554W104   27,443 3,377,541 SH     Sole       0    3,377,541

ACTIVE POWER INC             COM     00504W100   24,158 1,189,338 SH     Sole       0    1,189,338

AIRSPAN NETWORKS INC         COM     00950H102    3,398 1,510,253 SH     Sole       0    1,510,253

AVANT IMMUNOTHRPCS           COM     053491106    3,881   899,954 SH     Sole       0      899,954

BELLWETHER EXPL CO           COM     079895207   11,549 1,353,690 SH     Sole       0    1,353,690

BIOTRANSPLANT INC            COM     09066Y107    4,353   819,351 SH     Sole       0      819,351

BROADBASE SOFTWARE           COM     11130R100      191    93,835 SH     Sole       0       93,835

CAPSTONE TURBINE CORP        COM     14067D102  133,525 4,705,739 SH     Sole       0    4,705,739
COMMERCE ONE INC DEL         COM     200693109    9,581 1,026,850 SH     Sole       0    1,026,850
CYBERONICS INC               COM     23251P102   15,801   976,097 SH     Sole       0      976,097
DIACRIN INC                  COM     25243N103    2,158 1,817,099 SH     Sole       0    1,817,099
DIVERSA CORP                 COM     255064107   24,812 1,640,438 SH     Sole       0    1,640,438
DYAX CORP                    COM     26746E103    2,277   284,616 SH     Sole       0      284,616
EMACHINES INC                COM     29076P102      196   783,195 SH     Sole       0      783,195
ENHERENT CORP                COM     293313102      241 1,103,380 SH     Sole       0    1,103,380
GENAERA CORPORATION          COM     36867G100      448   146,387 SH     Sole       0      146,387
GENZYME-BIOSRGRY DIV         COM     372917708      142    25,801 SH     Sole       0       25,801
GENZYME-MOLCULR ONCOL        COM     372917500      951   115,265 SH     Sole       0      115,265
HUMAN GENOME SCIENCES        COM     444903108      248     5,390 SH     Sole       0        5,390
IVILLAGE INC                 COM     46588H105      833 1,666,905 SH     Sole       0    1,666,905
MEMBERWORKS INC              COM     586002107    2,941   125,149 SH     Sole       0      125,149
METAWAVE COMM CP             COM     591409107       34    38,826 SH     Sole       0       38,826
MUSICMAKER COM INC           COM     62757C207      504   175,203 SH     Sole       0      175,203
NET PERCEPTIONS INC          COM     64107U101       13    15,057 SH     Sole       0       15,057
ONESOURCE INFO SVCS          COM     68272J106    2,193   426,700 SH     Sole       0      426,700
SILICON LABORATORIES INC     COM     826919102    2,556   128,582 SH     Sole       0      128,582
VERSICOR INC                 COM     925314106    4,955   614,555 SH     Sole       0      614,555
VIROPHARMA INC               COM     928241108    5,407   187,254 SH     Sole       0      187,254
VISTA INFORMATN SOLUTNS      COM     928365204      523   643,630 SH     Sole       0      643,630
WEBMD CORP                   COM     94769M105    1,466   263,500 SH     Sole       0      263,500




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